UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2008
                                                -------------


Check here if Amendment [  ]: Amendment Number:
                                                  ------------

         This Amendment (Check only one):   |_| is a restatement
                                            |_| adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:      Magnetar Investment Management, LLC
Address:   1603 Orrington Avenue
           Evanston, IL  60201


Form 13F File Number: 028-11795
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Michael Turro
Title:            Chief Compliance Officer
Phone:            847-905-4690

Signature, Place and Date of Signing:

    /s/ Michael Turro                 Evanston,  IL            August 14, 2008
------------------------     --------------------------    --------------------
       [Signature]                  [City, State]                  [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                         0
                                            --------------------------------

Form 13F Information Table Entry Total:                    3
                                            --------------------------------

Form 13F Information Table Value Total:                 $284
                                            --------------------------------
                                                     (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         None

                                                 MAGNETAR INVESTMENT MANAGEMENT, LLC
                                                              FORM 13F
                                                     Quarter Ended June 30, 2008

------------------------------------------------------------------------------------------------------------------------------------
                              CLASS                        VALUE      SHRS OR  SH/  PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
                              ------                       ------     -------  ---  ----  ----------    -----      ----------------
NAME OF ISSUER                TITLE             CUSIP     (X$1,000)   PRN AMT  PRN  CALL  DISCRETION  MANAGERS    SOLE  SHARED  NONE
--------------                -----             -----     ---------   -------  ---  ----  ----------  --------    ----  ------  ----
------------------------------------------------------------------------------------------------------------------------------------
ON ASSIGNMENT INC             COM               682159108      172      21,464  SH        SOLE                   21,464
THINK PARTNERSHIP INC         COM               88409N101       78     177,090  SH        SOLE                  177,090
WORKSTREAM INC                COM               981402100       34     178,125  SH        SOLE                  178,125